INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The Company’s provision for income taxes consists of the following for the years ended December 31, 2020 and 2019:

	2020	2019
Current income tax provision (benefit):
Federal	$-	$-
State	-	-
Foreign	-	-
Total	-	-

Deferred income tax provision (benefit):
Federal	(271,000)	(162,000)
State	(84,000)	(51,000)
Foreign	-	-
Total	(355,000)	(213,000)

Change in valuation allowance	355,000	213,000
Total provision (benefit) for income taxes	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Significant components of the Company’s deferred tax assets at December 31, 2020 and 2019 and related valuation allowances are presented below:

	Year ended December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$14,048,000	$13,721,000
Research and experimentation credit carryforwards	2,268,000	2,268,000
Charitable contribution carryforwards	4,000	6,000
Accrued expenses, deferred revenue and other	523,000	591,000
Share-based compensation	824,000	774,000
	17,667,000	17,360,000

Less - valuation allowance	(17,667,000)	(17,360,000)
Net deferred tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The provision for income taxes on earnings subject to income taxes differs from the statutory federal rate for the years ended December 31, 2020 and 2019, due to the following:

	2020	2019
US Federal statutory rate	21.00%	21.00%
State income tax, net of Federal benefit	6.52%	6.52%
Share-based compensation	(2.76)%	(3.10)%
Permanent differences and other	(1.46)%	(9.26)%
Change in valuation allowance	(23.30)%	(15.16)%
	0.00%	0.00%